Share-based payment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based payment
21.	Share-based payment
The Company’s Equity Incentive Plan (“Equity Plan”) was approved by the shareholders at the Annual General Meeting of the Company held on July 4, 2014 for duration of 10 years (from July 29, 2014 to July 28, 2024).
All options granted under the Equity Plan are subject to a vesting schedule as follows:

(1)	one year after the date of grant for up to 33% of the shares over which the options are exercisable;

(2)	two years after the date of grant for up to 66% (including (1) above) of the shares over which the options are exercisable; and

(3)	three years after the date of grant for up to 100% (including (1) and (2) above) of the shares over which the options are exercisable.
In 2022, there was no expense arising from equity-settled share-based payment transactions. (2020: Nil; 2021: Nil).
Movements during the year
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	31.12.2021	31.12.2021		31.12.2022	31.12.2022
Outstanding at January 1	470,000	US$	21.11	270,000	US$	21.11
Cancelled during the year	(200,000)	US$	21.11	—	US$	21.11

Outstanding at December 31	270,000	US$	21.11	270,000	US$	21.11

Exercisable at December 31	270,000	US$	21.11	270,000	US$	21.11

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of the services received is measured based on the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability,
exercise restrictions and behavioral considerations.
Fair value of share options and assumptions

Date of grant of options	On July 29, 2014
Fair value at measurement date (US$)	5.70 – 6.74

Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0

The exercise price for options outstanding as of December 31, 2022 was US$21.11 dollar (2021: US$21.11 dollar).
The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 1.6 (2021: 2.6) years.
The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
There are no market conditions associated with the share options granted. Service conditions and non-market
performance conditions are not taken into account in the measurement of the fair value of the service to be received at the grant date.